Guarantees granted, commitments and contingent liabilities - Narrative (Details) € in Millions							1 Months Ended						3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 03, 2022 EUR (€)	Mar. 31, 2022	Apr. 09, 2021 consumer	Jan. 14, 2021 USD ($)	Jun. 28, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Apr. 30, 2022 USD ($) vehicle	Apr. 30, 2021 employee vehicle	Dec. 31, 2018	Dec. 31, 2015	May 31, 2013 EUR (€)	Feb. 28, 2013	Sep. 30, 2020 EUR (€)	Nov. 30, 2021 vehicle	Dec. 31, 2022 EUR (€) employees vehicle plaintiff	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€) state	Dec. 31, 2018 USD ($) state	Dec. 31, 2022 USD ($) plaintiff	May 24, 2022 EUR (€)	May 24, 2022 USD ($)	Apr. 01, 2022 EUR (€)	Mar. 23, 2022 EUR (€)	Mar. 23, 2022 USD ($)	Mar. 09, 2022 employees	Feb. 23, 2022 GWh	Jan. 17, 2021 EUR (€)	May 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities															€ 24	€ 25
Provision of guarantees or collateral by entity, related party transactions															248	161
Deferred income including contract liabilities															236	159
Ownership period limit for repurchase obligation										1 year
Refunds provision															264					$ 282,000,000
Guarantee at fair value															€ 0
U.S. diesel emission matters, number of other States | state																		49	49
U.S. diesel emission matters, charge recognized	€ 204												€ 200			266	€ 222	€ 748
U.S. diesel emission matters, civil claims accrual																		€ 350
U.S. diesel emission matters, average price per eligible vehicle | $																			$ 2,800
U.S. diesel emission matters, agreement reached, estimate number of consumers | consumer			3,200
U.S. diesel emission matters, total number of employees indicted by department of justice | employee								3
Charge for U.S. diesel emission matters, fine, charge recognized	€ 96
Charge for Europe diesel emission matters, number of PSA vehicles impacted | vehicle							1,000
Charge for Europe diesel emission matters, number of Mitsubishi vehicles impacted | vehicle							29,000
Number of class actions filed in netherlands | employees															2
Number of individual consumer claims defended in Germany | employees															11,300
Number of individual consumer claims defended in Austria | employees															150
Korean diesel emission matters, number of vehicles impacted | vehicle								2,400
Korean diesel emission matters, number of other vehicles impacted | vehicle														2,250
National Training Center, independent compliance monitor period									3 years
National Training Center, number of plaintiffs | plaintiff															3					3
Tigershark engine, EPA/CARB matter, number of vehicles with excess tailpipe emissions | vehicle															935,000
Tigershark engine, litigation, number of vehicles impacted | vehicle															1,600,000
Number of atates, under california’s GHG emissions standards | employees																										17
U.S. import duties, historic rate for Ram ProMaster City vehicles															2.50%
U.S. import duties, rate for cargo vans															25.00%
Euro Medium Term Note due April 1, 2032
Disclosure of contingent liabilities [line items]
Face amount																							€ 1,000
Coupon %																							2.75%
Previous rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $				$ 5.50			$ 5.00
New base rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $				$ 14.00			14.00
Penalty fine rate, new vehicles | $							$ 15.00
Product warranty and recall campaigns
Disclosure of contingent liabilities [line items]
Increase in other provisions															€ 200
Contingent liabilities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities															€ 0	€ 5
CAFE provision | FCA and PSA Merger
Disclosure of contingent liabilities [line items]
Contingent liabilities recognised in business combination																							€ 655					€ 163
Inflation Effect | FCA and PSA Merger
Disclosure of contingent liabilities [line items]
Contingent liabilities recognised in business combination																							€ 5
Credit Agricole Consumer Finance
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture															50.00%
LeaseCo SAS
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture		50.00%													50.00%	0.00%
SCUSA Private-Label Financing Agreement
Disclosure of contingent liabilities [line items]
Financing agreement, term												10 years
Deferred income including contract liabilities											€ 109				€ 12					$ 12,000,000									$ 150,000,000
Amortization period											10 years
Amended SCUSA Private-Label Financing Agreement
Disclosure of contingent liabilities [line items]
Other income					€ 53	$ 60,000,000
STM Financial Financing Agreement
Disclosure of contingent liabilities [line items]
Financing agreement, term										10 years
ACC Project
Disclosure of contingent liabilities [line items]
Number of gigawatt hours capacity, committed to increase | GWh																											120
Lithium-Ion Battery Production Plant | LG Energy Solution
Disclosure of contingent liabilities [line items]
Capital commitments																								€ 3,700	$ 5,000,000,000
Lithium-Ion Battery Production Plant | Samsung SDI
Disclosure of contingent liabilities [line items]
Capital commitments																					€ 2,400	$ 2,500,000,000